Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total revenues, net	$ 47,328,701		$ 54,808,042		$ 205,415,542		$ 193,542,423
Cost of revenues (including cost of revenues from related parties of $3,456,928 and $1,797,359 for the three months ended March 31, 2025 and 2024, respectively)	9,595,617		15,288,667		49,365,035		56,238,385
Gross profit	37,733,084		39,519,375		156,050,507		137,304,038
Operating expenses:
Selling, general and administrative expenses	13,531,010		15,058,490		57,665,140		66,234,942
Stock-based compensation					13,022,692
Impairment loss on intangible asset					15,058,965
Misappropriation loss							409,030
Total operating expenses	13,531,010		15,058,490		85,746,797		66,643,972
Income from operations	24,202,074		24,460,885		70,303,710		70,660,066
Other income (expenses):
Interest income	55,333		17,689		19,943		86,748
Interest expense	(6,207)		(3,008)		(28,300)		(45,292)
Other income	151,328		349,681		4,810,008		3,623,332
Other expenses	(1,697,259)		(1,436,656)		(5,463,153)		(745,519)
Gain on redemption of life insurance policies	8,746,138
Gain on disposal of subsidiary			3,813,609		3,813,609
Total other income	7,249,333		2,741,315		3,152,107		2,919,269
Income before income taxes	31,451,407		27,202,200		73,455,817		73,579,335
Income tax expense	9,959,457		8,451,984		26,765,925		35,018,729
Net income	21,491,950		18,750,216		46,689,892		38,560,606
Less: net loss attributable to non-controlling interests	(10,496)		(7,536)		75,617		(809,430)
Net income attributable to SBC Medical Group Holdings Incorporated	21,502,446		18,757,752		46,614,275		39,370,036
Other comprehensive income (loss):
Foreign currency translation adjustment	9,808,327		(10,193,852)		(16,557,607)		(12,855,686)
Reclassification of unrealized gain on available-for-sale debt security to net income when realized, net of tax effect of nil and $3,869 for the years ended December 31, 2024 and 2023, respectively							(8,760)
Total comprehensive income	31,300,277		8,556,364		30,132,285		25,696,160
Less: comprehensive loss attributable to non-controlling interests	(36,832)		(92,000)		117,830		(948,896)
Comprehensive income attributable to SBC Medical Group Holdings Incorporated	$ 31,337,109		$ 8,648,364		$ 30,014,455		$ 26,645,056
Net income per share attributable to SBC Medical Group Holdings Incorporated - Basic	$ 0.21	[1]	$ 0.20	[1]	$ 0.48	[2]	$ 0.42	[2]
Net income per share attributable to SBC Medical Group Holdings Incorporated - Diluted	$ 0.21	[1]	$ 0.20	[1]	$ 0.48	[2]	$ 0.42	[2]
Weighted average shares outstanding - Basic	103,276,637	[1]	94,192,433	[1]	96,561,041	[2]	94,192,433	[2]
Weighted average shares outstanding - Diluted	103,276,637	[1]	94,192,433	[1]	96,561,041	[2]	94,192,433	[2]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues, net	$ 45,257,145		$ 50,470,207		$ 195,173,889		$ 182,738,049
Cost of revenues (including cost of revenues from related parties of $3,456,928 and $1,797,359 for the three months ended March 31, 2025 and 2024, respectively)	3,456,928		1,797,359		8,472,202		2,842,588
Other income (expenses):
Other income					2,673,077
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues, net	$ 2,071,556		$ 4,337,835		$ 10,241,653		$ 10,804,374

[1]	Retrospectively restated for effect of reverse recapitalization on September 17, 2024.
[2]	Retrospectively restated for effect of reverse recapitalization on September 17, 2024.